Financial assets, liabilities and financial result (excluding Orange Bank) - Other gains or losses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Costs of gross financial debt	€ (1,274)	€ (1,407)	€ (1,597)
Gains (losses) on assets contributing to net financial debt	11	23	39
Foreign exchange gains (losses)	(63)	(149)	1
Finance costs, net	(1,715)	(2,097)	(1,583)
Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Costs of gross financial debt	(1,274)	(1,407)	(1,597)
Gains (losses) on assets contributing to net financial debt	11	23	39
Finance costs, costs of net financial debt	(1,263)	(1,384)	(1,558)
Foreign exchange gains (losses)	(63)	(149)	1
Other net financial expenses	(389)	(564)	(26)
Finance costs, net	(1,715)	(2,097)	(1,583)
Other comprehensive income	69	(304)	553
Operating segments [member] | Telecom activities, operating segment [member] | Financial assets, class [member]
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on assets contributing to net financial debt	11	23	39
Finance costs, costs of net financial debt	11	23	39
Foreign exchange gains (losses)	(54)	(334)	19
Other net financial expenses	(346)	(509)	34
Other comprehensive income	20	(4)	15
Operating segments [member] | Telecom activities, operating segment [member] | Financial liabilities, class [member]
Disclosure of detailed information about financial instruments [line items]
Costs of gross financial debt	(1,357)	(1,468)	(1,715)
Finance costs, costs of net financial debt	(1,357)	(1,468)	(1,715)
Foreign exchange gains (losses)	1,217	130	(1,233)
Other comprehensive income		61
Operating segments [member] | Telecom activities, operating segment [member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Costs of gross financial debt	83	61	118
Finance costs, costs of net financial debt	83	61	118
Foreign exchange gains (losses)	(1,226)	55	1,215
Other comprehensive income	49	(361)	538
Operating segments [member] | Telecom activities, operating segment [member] | Discounting expense [member]
Disclosure of detailed information about financial instruments [line items]
Other net financial expenses	€ (43)	€ (55)	€ (60)